Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policy that requires us to grant, or avoid granting, awards of stock options at certain times. Neither our Board nor our Remuneration Committee takes material non-public information into account when determining the timing of stock option awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule.
During the last fiscal year, there were no equity awards to any named executive officers within four business days preceding and one day after the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, awards of stock options at certain times. Neither our Board nor our Remuneration Committee takes material non-public information into account when determining the timing of stock option awards
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither our Board nor our Remuneration Committee takes material non-public information into account when determining the timing of stock option awards
MNPI Disclosure Timed for Compensation Value	false